Note 13 - Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (Years)
Outstanding as at January 1, 2015	3,767,500	$0.48	2.53
Granted	400,000	0.47	1.43
Forfeited	(100,833)	0.70	0.16
Expired	(25,000)	0.20	-
Exercised	(439,166)	0.15	1.80
Outstanding as at January 1, 2016	3,602,501	$0.33	1.35
Granted	700,000	0.69	0.64
Expired	(957,500)	0.81	0.60
Forfeited	(1,000,000)	0.66	0.53
Exercised	(299,166)	0.18	-0.80
Outstanding as at January 1, 201 7	2,045,835	$0.18	0.86
Granted	4,012,000	0.21	2.76
Expired	(2,049,085)	0.18	-
Forfeited	(9,750)	0.24	2.34
Exercised	-	-	-
Outstanding as at December 31, 201 7	3,999,000	$0.21	2.77
Options exercisable as at December 31, 201 5	3,301,168	$0.39
Options exercisable as at December 31, 201 6	1,820,835	$0.19
Options exercisable as at December 31, 201 7	2,577,000	$0.21